BONDS AND NOTES ISSUED, Summary of Bonds and Notes Issued (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 PEN (S/)		Dec. 31, 2023 PEN (S/)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 JPY (¥)		Dec. 31, 2024 BOB (Bs.)		Sep. 17, 2024	Dec. 31, 2023 USD ($)		Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BOB (Bs.)	Sep. 19, 2023 PEN (S/)	Sep. 19, 2023 JPY (¥)	Jun. 21, 2022 USD ($)	Mar. 30, 2021 PEN (S/)
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 17,023,586		S/ 14,373,760
Interest payable		244,857		221,025
Notes and debentures issued		S/ 17,268,443		S/ 14,594,785
Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		January 2025		January 2024
Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		April 2035		April 2035
Senior Notes One [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		2.70%				2.70%		2.70%		2.70%
Senior Notes One [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 828,100		S/ 816,000		$ 220,000							$ 220,000
Senior Notes One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[1]	Semi-annual
Maturity	[1]	January 2025		January 2025
Issued amount | $	[1]					700,000							700,000
Carrying amount	[1]	S/ 2,604,249		S/ 2,571,032
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[1]	S/ 828,080				$ 220,000
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[1]	2.70%				2.70%		2.70%		2.70%
Senior Notes Two [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		7.85%				7.85%		7.85%		7.85%
Senior Notes Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[2]	Semi-annual
Maturity	[2]	January 2029
Issued amount | $	[2]					$ 500,000
Carrying amount	[2]	S/ 1,862,468
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	5.85%				5.85%		5.85%		5.85%
Senior Notes Three [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[3]	Semi-annual
Maturity	[3]	June 2025		June 2025
Issued amount		S/ 1,829,300		S/ 1,802,600		$ 500,000	[3]						500,000	[3]
Carrying amount		S/ 1,810,391	[3]	S/ 1,706,587	[3]	$ 486,000							$ 486,000
Senior Notes Three [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[3]	2.75%				2.75%		2.75%		2.75%
Senior Notes Four [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate																			5.05%
Issued amount | $																			$ 30,000
Senior Notes Four [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[2]	Semi-annual
Maturity	[2]	January 2029
Issued amount	[2]	S/ 1,150,000
Carrying amount	[2]	S/ 1,150,000
Senior Notes Four [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	7.85%				7.85%		7.85%		7.85%
Senior Notes Five [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate				0.97%									0.97%		0.97%	0.97%
Maturity		November 19, 2025
Issued amount		S/ 71,900						¥ 3,000,000									S/ 78,900	¥ 3,000,000
Senior Notes Five [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[4]	Semi-annual
Maturity	[4]	June 2027		June 2027
Issued amount | $	[4]					$ 30,000							$ 30,000
Carrying amount	[4]	S/ 112,471		S/ 111,143
Senior Notes Five [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[4]	5.05%				5.05%		5.05%		5.05%
Senior Notes Six [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[5]	Semi-annual
Maturity	[5]	November 2025		November 2025
Issued amount | ¥	[5]							¥ 3,000,000							¥ 3,000,000
Carrying amount	[5]	S/ 71,796		S/ 78,828
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[5]	S/ 71,940						¥ 3,000,000
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[5]	0.97%				0.97%		0.97%		0.97%
Senior Notes Seven [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate												4.65%
Senior Notes Seven [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[6]	Semi-annual
Maturity	[6]			September 2024
Issued amount	[6]			S/ 2,900,000
Carrying amount	[6]			2,496,413
Senior Notes Seven [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[6]	4.65%				4.65%		4.65%		4.65%
Corporate Bonds and Senior Notes [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 7,633,816		S/ 7,046,715
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		January 2025		January 2025
Issued amount | $						$ 112,500							112,500
Carrying amount		S/ 22,441		S/ 82,712
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		9.00%				9.00%		9.00%		9.00%
Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 8,016,712		S/ 5,680,120
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[7]	Semi-annual
Maturity	[7]	July 2030 / September 2031		July 2030 / September 2031
Issued amount | $	[7]					$ 1,350,000							1,350,000
Carrying amount	[7]	S/ 5,049,870		S/ 4,954,968
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	3.13%				3.13%		3.13%		3.13%
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	3.25%				3.25%		3.25%		3.25%
Subordinated Bonds Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[8]	Semi-annual
Maturity	[8]	March 2035
Issued amount | $	[8]					$ 600,000
Carrying amount	[8]	S/ 2,241,242
Subordinated Bonds Two [Member] | Banco de Credito del Peru [Member] | Fixed Interest Rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[8]	5.80%				5.80%		5.80%		5.80%
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		May 2033		May 2033
Issued amount | $						$ 60,000							60,000
Carrying amount		S/ 225,840		S/ 185,450
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		8.00%				8.00%		8.00%		8.00%
Subordinated Bonds, Second Program, Second Issuance Series B [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		December 2030		December 2030
Issued amount | $						$ 50,000							50,000
Carrying amount		S/ 171,365		S/ 205,952
Subordinated Bonds, Second Program, Second Issuance Series B [Member] | Pacifico Seguros [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.41%				4.41%		4.41%		4.41%
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		June 2027		June 2027
Issued amount		S/ 30,000		S/ 30,000
Carrying amount		S/ 30,000		S/ 30,000
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		7.22%				7.22%		7.22%		7.22%
Subordinated Bonds, Third program, Issuance IV [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		February 2033		February 2033
Issued amount | Bs.										Bs. 120,810						Bs. 137,200
Carrying amount		S/ 63,707		S/ 65,562
Subordinated Bonds, Third program, Issuance IV [Member] | Banco De Credito De Bolivia [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.85%				5.85%		5.85%		5.85%
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2030		August 2030
Issued amount | Bs.										Bs. 100,000						100,000
Carrying amount		S/ 52,268		S/ 54,067
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.00%				6.00%		6.00%		6.00%
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2028		August 2028
Issued amount | Bs.										Bs. 70,000						Bs. 70,000
Carrying amount		S/ 36,146		S/ 37,847
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.25%				6.25%		6.25%		6.25%
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[9]	Semi-annual
Maturity	[9]	March 2031		March 2031
Issued amount		S/ 155,000	[9]	S/ 155,000	[9]															S/ 155,000
Carrying amount	[9]	S/ 146,274		S/ 146,274
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.84%	[9]			5.84%	[9]	5.84%	[9]	5.84%	[9]									584.00%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		To maturity
Maturity		January 2025 / October 2027		January 2024 / January 2027
Issued amount | $						$ 1,343,411							$ 1,295,640
Carrying amount		S/ 1,254,245		S/ 1,239,824
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed Interest Rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		1.00%				1.00%		1.00%		1.00%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed Interest Rate [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		17.20%				17.20%		17.20%		17.20%
Negotiable Certificates of Deposit [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Annual
Maturity		January 2025 / September 2026		January 2024 / June 2025
Issued amount		S/ 314,870		S/ 407,101
Carrying amount		S/ 118,813		S/ 407,101
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed Interest Rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		3.30%				3.30%		3.30%		3.30%
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed Interest Rate [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.47%				5.47%		5.47%		5.47%

[1]	The Bank issued Senior Notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100.0 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes. On December 31, 2024, the Bank maintains a CCS which was designated as cash flows hedges of a part of Senior Notes in U.S Dollar subject to exchange rate risk for a notional amount of US$220.0 million, equivalent to S/828.1 million (US$220.0 million equivalent to S/816.0 million, as of December 31, 2023), see note 12(c). By means of the CCS, the cover part of senior notes was economically converted to soles.
[2]	On January 11, 2024, the Bank issued Senior Notes under its Medium-Term Notes program for a total amount of US$ 500.0 million in U.S. Dollars, with a coupon rate of 5.85 percent, and S/1,150.0 million in Peruvian Soles, with a coupon rate of 7.85 percent; both issuances mature in January 2029. Prior to December 11, 2028, the Bank may redeem all or part of the Senior Notes at a redemption price equal to the greater of (i) 100.0 percent of the principal amount of the Senior Notes, or (ii) the sum of the remaining cash flows discounted at a rate equivalent to the U.S. Treasury interest rate plus 30 basis points (for the U.S. Dollar issuance) and the interest rate of Peruvian Government Sovereign Bonds or another comparable security plus 30 basis points (for the Peruvian Soles issuance). The principal payment will be made on the maturity date of the Senior Notes or upon their redemption by the Bank. From December 11, 2028, onwards, the Bank may redeem all or part of the Notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the Notes being redeemed.
[3]	As of December 31, 2024, Credicorp Ltd. holds Senior Notes for approximately US$486.0 million, equivalent to S/1,829.3 million (US$486.0 million, equivalent to S/1,802.6 million as of December 31, 2023) at a fixed rate and maturing on June 17, 2025.All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, bearing as a penalty an interest rate equal to the U.S. Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes.
[4]	On June 21, 2022, the Bank issued senior notes under the medium-term bond program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100.0 percent of the aggregate amount of the principal of the notes to be redeemed.
[5]	On September 19, 2023, the Bank issued Senior Notes for approximately ¥3,000.0 million, equivalent to S/78.9 million as of December 31,2023, with a fixed rate of 0.97 percent, whose maturity on November 19, 2025.. As of December 31, 2024, the Bank agreed to a cross currency swap (CCS) for a nominal amount of ¥3,000.0 million equivalent to S/71.9 million, see Note 12(c), which was broken down by risk variables into two cross currency swap (CCS) in order to designate them as a cash flow hedge of a fixed-rate yen issued bond, which was converted to Soles at a fixed rate and as cash flow hedge of loans.
[6]	September 17, 2024, the bond was fully redeemed. This bond was issued in September 2019 under the framework of the Medium-Term Notes Program for S/2,500.0 million, with a semi-annual coupon rate of 4.65 percent, maturing in September 2024.
[7]	On July 1, 2020, the Bank issued Subordinated Notes under the medium-term bond program amounting to US$850.0 million at a semiannual rate of 3.13 percent maturing in July 2030 called “3.13 percent Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, it will be paid a fixed interest rate equal to States of U.S. Treasury interest rate, comparable to5 years, plus 300.0 basis point. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100.0 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100.0 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.25 percent maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100.0 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.
[8]	On September 10, 2024, the Bank issued Subordinated Notes under the framework of its Medium-Term Notes Program for US$ 600.0 million at a semi-annual coupon rate of 5.80 percent, maturing in March 2035, designated as “5.8 Subordinated Fixed-to-Fixed Rate Notes due 2035 (Callable 2030)”. Starting on March 10, 2030, the notes will bear a fixed interest rate equal to the U.S. Treasury interest rate for a comparable 5-year term plus 224.0 basis points. From March 30, 2030, onwards, the Bank may redeem all or part of the Subordinated Notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the notes being redeemed. Thereafter, the Bank may redeem all or part of the Subordinated Notes at a redemption price equal to the greater of (i) 100.0 percent of the principal amount of the Subordinated Notes or (ii) the sum of the remaining cash flows discounted at a rate equivalent to the U.S. Treasury interest rate plus 35 basis points. The principal payment will be made on the maturity date of the Subordinated Notes or upon their redemption by the Bank.
[9]	As of March 30, 2021, Mibanco S.A. issued the Fourth Subordinated Bond Program, Series A, for S/155.0 million at a fixed rate of 5.84 percent, maturing on March 31, 2031. The principal payment will be made on the maturity date or upon redemption by Mibanco S.A., provided that a minimum period of five years has elapsed since the issuance date.